Income Taxes - Schedule Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Inventories	$ 9,747	$ 16,573
Accrued expenses	83,309	64,283
Deferred government grants	1,183	2,935
Fixed assets	(29,122)	(12,673)
Tax losses carried forward	65,338	16,961
Less: valuation allowance	(100,665)	(16,961)
Deferred tax assets	$ 29,790	$ 71,118